Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 14, 2015
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2015
Prospectus Date	rr_ProspectusDate	Aug. 14, 2015
Health & Biotchnology Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Health & Biotechnology Portfolio
Supplement [Text Block]	sat_SupplementTextBlock

The Saratoga Advantage Trust

Health & Biotechnology Portfolio	SBHIX

Supplement dated August 14, 2015 to the Class I Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 39 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 42 is deleted in its entirety.

The Saratoga Advantage Trust

Health & Biotechnology Portfolio	SBHAX

Supplement dated August 14, 2015 to the Class A Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 41 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 43 is deleted in its entirety.

The Saratoga Advantage Trust

Health & Biotechnology Portfolio	SBHCX

Supplement dated August 14, 2015 to the Class C Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 43 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 47 is deleted in its entirety.